Expense Example - PSF PGIM Jennison Value Portfolio	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class II 1 Year	Class II 3 Years	Class II 5 Years	Class II 10 Years	Class III 1 Year	Class III 3 Years	Class III 5 Years	Class III 10 Years
USD ($)	44	138	241	542	85	265	460	1,025	69	218	379	847